UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09751
FORTRESS REGISTERED INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.
The Registrant’s unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
FORTRESS REGISTERED INVESTMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Fortress Registered Investment Trust
We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Registered Investment Trust (the “Fund”), including the consolidated schedule of investments, as of June 30, 2009, and the related consolidated statements of operations, cash flows, and changes in net assets for the six month period ended June 30, 2009. These interim consolidated financial statements are the responsibility of the Fund’s management.
We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of assets and liabilities of the Fund, including the consolidated schedule of investments, as of December 31, 2008, and the related consolidated statements of operations and cash flows for the year then ended and the consolidated statement of changes in net assets for each of the two years in the period then ended. In our report dated February 28, 2009, we expressed an unqualified opinion on such consolidated financial statements.
/s/ Ernst & Young LLP
August 28, 2009
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

June 30, 2009
ASSETS

Investments, at fair value (cost $-)	$550
Cash and cash equivalents	29,327
Due from affiliates	40
Other assets	27

29,944

LIABILITIES

Due to affiliates	43
Other liabilities	182
Preferred equity (mandatorily redeemable)	52

277

Commitments and contingencies	—

NET ASSETS (1,000,000 shares issued and outstanding)	$29,667

NET ASSETS CONSIST OF:
Capital paid in	$1,242,177
Capital distributed	(1,242,177)
Undistributed net investment income	—
Undistributed net realized capital gains	29,117
Accumulated net unrealized gain	550

$29,667

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2009

				Income Recognized
	Investment	Cost (c) (d)		This Period	Fair Value	% of Net
Investment	Reference	(000s)	Description of Investment	(000s)	(000s)	Assets
Controlled Affiliate — Direct Investments (a)
NCS I LLC (e)	“Amresco”	$—	52.7% of the issued common equity (f)	$1,686	$—	—

NCS Assets LLC	“Amresco”	—	52.7% of the issued common equity of a private enterprise that holds 2 units in an LLC holding three commercial properties in the U.S.A. (f)	—	550	1.9%

Total Investments (b)		$—		$1,686	$550	1.9%

(a)	An affiliated company is a company in which FRIT has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. An affiliate is controlled if greater than 50% of its equity is owned by FRIT or entities under common control with FRIT. When a controlled affiliate was established to hold a particular investment we have defined such investment as “indirect”.

(b)	The United States Federal income tax basis of FRIT’s investments at the end of the period was approximately $0 and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $0.6 million (gross unrealized appreciation of $0.6 million and gross unrealized depreciation of $0).

(c)	Net of returns of capital, if any.

(d)	The purchase of Amresco occurred in 2001.

(e)	FRIT’s investment in NCS I LLC was distributed to FRIT’s shareholder in June 2009 (Note 1).

(f)	FRIT is entitled to 42.16% of the profits distributed by the investment after the entity’s manager’s profit allocation.
See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2009
INCOME
Dividend income from controlled affiliate	$1,686
Interest income	10

1,696

EXPENSES
Expense allocation — compensation and benefits	74
Expense allocation — general and administrative expense	20
Audit and tax fees	193
Legal fees	48
Income tax expense	41
Directors’ fees	44
Other expenses	36

456

NET INVESTMENT INCOME	1,240

Net realized gain on controlled affiliate investments	12,717
Net unrealized loss on controlled affiliate investments	(12,729)

Net loss on investments	(12)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,228

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,228
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Net realized gain on controlled affiliate investments	(12,717)
Net unrealized loss on controlled affiliate investments	12,729

Change in:
Due from affiliates	54
Other assets	31
Due to affiliates	(75)
Other liabilities	(191)
Investments in controlled affiliates	(125)
Distributions from controlled affiliates	288

Net cash provided by operating activities	1,222

Net increase in cash and cash equivalents	1,222

Cash and cash equivalents, beginning of period	28,105

Cash and cash equivalents, end of period	$29,327

Supplemental Disclosure of Non-Cash Operating and Financing Activities:
In June 2009, FRIT distributed its ownership of NCS I LLC to Fund I, which then distributed the ownership interest to Fortress Investment Fund Sister Company LLC via a deemed distribution to investors and simultaneous contribution to Fortress Investment Fund Sister Company LLC, as more fully described in Note 1. At the time of the distribution, FRIT’s interest in NCS I LLC had an estimated fair value of $12.7 million. This in-kind amount is excluded from capital distributions listed above as such transaction did not involve the transfer of cash from FRIT to Fund I.
See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Increase (decrease) in net assets resulting from operations
Net investment income	$1,240	$14,409
Net loss on investments	(12)	(233,556)

Net increase (decrease) in net assets resulting from operations	1,228	(219,147)

Capital distributions	—	(201,606)
Distributions from net investment income	(1,240)	(59,129)
Distributions of realized gains	(11,494)	(100,727)

Net decrease in net assets	(11,506)	(580,609)

Net assets, beginning of period	41,173	621,782

Net assets, end of period	$29,667	$41,173

Accumulated net investment income (loss)	$—	$—

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
1.	ORGANIZATION

Fortress Registered Investment Trust (together with its subsidiaries, “FRIT”) was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified registered management investment company (“RIC”) under the Investment Company Act of 1940 (the “Act”). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC (along with its sister companies, “Fund I”).

FRIT’S operating agreement provides that, unless terminated earlier, FRIT would have terminated in April 2008, subject to two one-year extensions. In February 2008 and again in April 2009, FRIT’s shareholder approved a one year extension to April 2009 and April 2010, respectively.

Fund I

The managing member of Fund I is Fortress Fund MM LLC (the “Fund I Managing Member”), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC (“Holdings”), and approximately 2% owned by affiliates of Fortress Investment Group LLC (the “Manager”). Holdings and its affiliates, including the Fund I Managing Member, committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I’s total committed capital, to Fund I; in the aggregate, Holdings and its affiliates, and 21 unaffiliated investors (collectively, the “Investors”) committed approximately $872.8 million (the “Capital Commitment”) to Fund I. The Capital Commitment was available for all Fund I business, including new investments, until April 28, 2003. Subsequent to that date, the Capital Commitment may no longer be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

Fund I’s operating agreements provide that, unless terminated earlier, Fund I would have terminated in April 2008, subject to two one-year extensions. In February 2008 and again in April 2009, Fund I’s advisory board approved a one year extension to April 2009 and April 2010, respectively.

The Fund I Managing Member is entitled to an incentive return (the “Incentive Return”) generally equal to 20% of Fund I’s returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I (after adjusting for tax in accordance with Fund I’s operating agreements) if, upon liquidation of Fund I, the amounts ultimately distributed to the Fund I Managing Member exceed its allocable amount. Fund I is managed by the Manager pursuant to the Managing Member’s operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 5, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

In June 2009, NCS I LLC capitalized a newly formed wholly owned subsidiary, NCS Assets LLC, with two units of Northeast Fund II, LLC, a real estate fund. NCS I LLC then distributed its equity interest in NCS Assets LLC to FRIT so that FRIT now holds a direct equity interest in this entity. Also in June 2009, FRIT distributed its equity interest in NCS I LLC to Fortress Investment Fund LLC. Fortress Investment Fund LLC distributed the equity interest in NCS I LLC to investors, who simultaneously contributed it to Fortress Investment Fund Sister Company LLC. At the time of this deemed distribution and contribution, NCS I LLC held an equity interest in NCS Holding Company Inc., an enterprise that formerly originated and serviced SBA loans, but now retains limited servicing rights and holds residual interests in loan securitizations, and other miscellaneous assets and liabilities, with an estimated fair value of $12.7 million.

As of June 30, 2009, Fund I had drawn, net of recallable capital distributions, $854.0 million (or 97.8%) of its committed capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). FRIT reports its investments at fair value, including its investments in subsidiaries. FRIT does not consolidate its majority-owned and controlled investments, except to the extent that such companies operate as investment companies or act as operating subsidiaries. None of FRIT’s investments operated as investment companies during the period. FRIT consolidates its operating subsidiary, Fortress Capital Finance LLC (“FCF”). FCF performs substantially all of its services for FRIT. All significant intercompany transactions and balances between FRIT and FCF have been eliminated.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties — In the normal course of business, FRIT, directly or through its investment subsidiaries, may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT’s investments in loans, securities or derivatives, as applicable, that results from a borrower’s or derivative counterparty’s inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in real estate, loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
underlying loans and the valuation of equity and debt securities. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FRIT may also invest in the securities of companies located outside of the United States, whose operations are subject to the same risks as those associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to tax risks. If FRIT were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

Valuation of Investments — As an investment company, FRIT records its investments at fair value in accordance with its valuation policies, which are approved by its Board of Trustees. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date.

The determination of fair value requires FRIT to exercise judgment in estimating the assumptions a market participant would make in valuing an asset or liability. Due to the inherent uncertainty associated with these assumptions, particularly with respect to investments without a public market, the fair value estimates may differ from the values that are ultimately realized by FRIT, and the differences could be material.

GAAP establishes a hierarchy based upon the type of data used to determine fair value as follows:
▪	Level 1 — price quotes for identical investments are available in active markets as of the reporting date.

▪	Level 2 — pricing inputs, other than Level 1, are directly or indirectly observable as of the reporting date. This category includes quoted prices for similar investments in active markets, quoted prices for identical or similar investments (including genuine bids from third parties) in non-active markets (defined as markets where there are few transactions, prices are not current, public information is limited, or there is substantial variation in pricing), and observable inputs other than quoted prices that are used in valuation models (for example, interest rates and credit spreads). This category also includes interests in controlled affiliates whose fair value is predominantly attributable to investments in Level 1 type securities.

▪	Level 3 — unobservable inputs are based upon FRIT’s assessment of the assumptions that market participants would use in determining the exit price for the investment. This category includes interests in controlled affiliates whose fair value is significantly affected by assets or liabilities other than investments in Level 1 or Level 2 type securities. Valuations based upon information from third parties (such as pricing services or brokers)

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
which was itself based significantly on unobservable inputs or was otherwise not supportable as a Level 2 input are classified as Level 3. Additional information regarding Level 3 investments is provided in Note 3.
The fair value method adopted is required to maximize the usage of Level 1 or Level 2 (i.e. market observable) inputs. Where the valuation method used utilizes inputs that fall within different levels of the hierarchy, the classification of the fair value measure as a whole is determined by the lowest level of significant input used.

The fair value method used depends upon the nature of the investment and availability of inputs as follows:

Investment Type	Valuation Methodology
Common equity in public enterprises	Generally valued based upon the closing price quoted on the last trading date on or before the balance sheet date on the principal market (being that with the greatest volume and level of activity), or in the absence of a principal market, the most advantageous market (being that in which the seller would maximize proceeds after transaction costs), and classified in Level 1 of the fair value hierarchy.

A departure from the quoted price may be warranted to the extent that a significant post-closing announcement is made on or before the measurement date, or there are legal restrictions that would transfer upon a change in ownership of the stock. In these situations, FRIT will exercise judgment to determine a fair value, and a classification outside Level 1 may be appropriate.

Common equity in private enterprises	Private company investments are generally valued using one or more of the following methods:

1.    A market-multiple based approach utilizing a factor (for example: a price/earnings multiple or an EBITDA multiple, dividend yield, etc.) sourced from a comparable public company and adjusted to account for the different attributes (for example: liquidity, marketability, growth potential, earnings quality, financial leverage, quality of management, geographical differences, etc.) of the specific private company being measured, and then applied to that company’s actual or forecasted net operating income, earnings, EBITDA, dividend, etc. as applicable.

2. A discounted cash flow analysis requiring the application of discount factors and terminal multiples to

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology

      projected cash flows. Discount factors are usually derived using some market based inputs, for example: risk-free interest rates (being the return on U.S. government bonds, typically with a 20 year maturity), industry betas (being a measure of the volatility of a group of stocks participating in a particular industry relative to the market as a whole), industry risk premiums (being the return that investors demand above the risk-free interest rate to compensate for the additional risk of investing in companies within a particular industry), etc. Terminal multiples are generally based upon market transactions.

3.   To the extent that there are transactions in similar investments these will be considered in the determination of fair value. Greater emphasis is placed on those transactions for which sufficient observable data is available to enable FRIT to understand the basis of the price paid, and the comparability of the subject asset to FRIT’s own investment.

4.   External appraisers may be utilized to assist FRIT in the valuation of certain assets. Appraisers may utilize one or more of the methods described above. FRIT reviews all assumptions and inputs utilized by the appraisers.

The selection of valuation method is dependent upon the nature of the investment (for example, where the cash flows are highly predictable, a discounted cash flow model may be preferred) and the availability of observable inputs for similar companies (the existence of public companies similar to the investment might render the market-multiple based approach more significant).

In some cases, different valuation methods may be applied to different components of an enterprise, or greater emphasis placed on different valuation approaches, depending on the circumstances. For example, an enterprise might hold income producing (e.g. office buildings) and non-income producing assets (e.g. land). A market-multiple based approach would be less relevant to the valuation of the non-income producing assets.

All of the valuation methods used require significant judgment, and therefore generally result in a Level 3 fair value classification.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
Preferred equity in public enterprises	Publicly traded preferred equity investments are generally valued based upon their closing quoted market price, as described under common equity above, and classified in Level 1 of the fair value hierarchy.

Preferred equity in private enterprises	Non-convertible, non-listed preferred equity is valued by reference to the effective yield on preferred equity or subordinated debt instruments of similar public or private companies. This yield is applied to the future expected cash flows to determine the fair value of the preferred equity being measured. Due to the assumptions implicit in determining an appropriate yield, these investments are generally classified within Level 3.

The fair value of convertible preferred equity has two components: i) the value associated with the preferred equity (described above) and; ii) the value associated with the option to convert the preferred instrument into common stock. The fair value of the latter component is calculated using an option pricing model (Black-Scholes model or lattice model). Inputs into these models include the price and expected volatility of the company’s common stock. Where the option is deep in the money, and exercisable, the value of the instrument may be calculated on an “as converted basis” (i.e. as if the conversion to common stock had taken place).

Given the judgment implicit in valuing these preferred equity investments, they are classified within Level 3.

Shareholder notes to private enterprises	Shareholder notes are valued using an effective yield approach similar to that described for preferred equity. Due to the assumptions implicit in determining an appropriate yield, these investments are generally classified within Level 3.

Privately held real estate	Privately held real estate investments are valued using one or more of the following methods:

1.   An income based approach utilizing a discount factor (capitalization rate) sourced from industry data on similar property (residential, office, industrial) in a similar location and adjusted to account for the different attributes (for example: above or below market rent, occupancy levels, tenant credit profiles, capital expenditure requirements, lease expirations, etc.) of the

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
specific property being measured, and then applied to that property’s actual or forecasted net operating income.

2. Reference to sales data for similar properties to those being evaluated to develop dollar per square foot values that are then adjusted for those differences identified in 1. above.

3.   Determination of the change in fair value of the properties being evaluated through reference to the movement in industry benchmark data over the same period (for example, the index published by the National Council of Real Estate Investment Fiduciaries).

4.   Based on appraisals performed by third party valuation experts (who typically use one or more of the aforementioned methods). Management reviews and analyzes these appraisals to ensure it agrees with the conclusions reached.

The selection of valuation method is dependent primarily on the availability of observable inputs for similar properties.

Where more than one approach is taken to valuing the investment a range of values often results. Management exercises its judgment to select a fair value.

All of these methods require significant judgment, and therefore result in a Level 3 fair value classification.

REIT units	Units in Real Estate Investment Trusts that report their assets at fair value pursuant to the audit and accounting guide applicable to investment companies are generally valued based upon FRIT’s proportionate share of the net asset value reported by the REIT’s investment manager (after considering such manager’s allocation of profit, where applicable).

FRIT will review the valuation models prepared by the investment manager, or otherwise prepare its own analysis (as described under privately held real estate above) to verify the reported NAV.

Units in other Real Estate Investment Trusts are valued as common or preferred equity in public or private enterprises, as applicable, using one of the methods described under common equity in public enterprises or privately held real estate, as applicable.

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JUNE 30, 2009

Investment Type	Valuation Methodology
Usually, a Level 3 classification is deemed appropriate.

U.S. government securities	U.S. government securities are generally valued based upon their closing quoted market price, as described under common equity above. Where U.S. government securities that mature within three months are purchased close to the balance sheet date FRIT may utilize amortized cost to approximate fair value.

A classification in Level 1 of the fair value hierarchy is deemed appropriate.

Corporate debt securities	Investments in corporate debt are valued using market quotations sourced from brokers or pricing services where available. Generally, FRIT will seek at least two quotes for debt securities and, based on the data received, determine a mark that management believes most represents fair value. Management may support this determination through the preparation of a discounted cash flow analysis using discount factors based upon publicly available information on credit spreads for issues of similar term and credit quality where available. Quoted prices in active markets, or in non-active markets to the extent they are based on observable market inputs, are classified within Level 2, otherwise a Level 3 fair value classification is appropriate.

Convertible corporate debt is valued in manner similar to convertible preferred equity.

Non-performing loan portfolios and related securities	In the absence of comparative public data, investments in non-performing loan portfolios are valued using discounted cash flow analyses incorporating discount factors and assumptions regarding the value of collateral (where appropriate). In determining the appropriate discount rate, reference might be made to published credit spreads on assets or securities of similar credit quality and term.

Since significant judgment is required regarding the value of underlying collateral, and other assumptions, a Level 3 fair value classification is appropriate.

Where a security has a publicly quoted price FRIT will deem that to represent fair value, and a Level 1 or 2 classification would be appropriate.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
Residential mortgage-backed securities	Investments in residential mortgage-backed securities are generally valued using quotations provided by dealers or pricing services developed either from recent transactions or proprietary valuation models. It is FRIT’s policy to obtain two or more quotes for all securities exceeding a certain threshold and, based on the data received, determine a mark that management believes most represents fair value. Management may support this determination through the preparation of a discounted cash flow analysis or the utilization of a pricing service. Where utilized, the discounted cash flow analysis uses discount factors, default rate and severity assumptions, prepayment speed assumptions, etc. based upon publicly available information on issuances of similar vintage and credit quality, and management’s own experience and expectations regarding these instruments.

The use of quotes results in a Level 2 or Level 3 classification, depending on how observable the inputs are (i.e. the greater the extent to which management can verify the inputs that the broker used to provide the quote the more appropriate a level 2 classification).

The discounted cash flow method requires significant assumptions to be made, and therefore a Level 3 fair value classification applies.

Receivables	Certain securities backed by pools of receivables have publicly available pricing information, although such markets tend to be relatively inactive. For securities valued using such information, a level 2 classification would be appropriate.

Where there is an absence of comparative public data, investments in pools of receivables are valued using discounted cash flow analyses incorporating discount factors and assumptions regarding the value of collateral (where appropriate). In determining the appropriate discount rate, reference might be made to published credit spreads on assets of similar credit quality and term.

Since significant judgment is required regarding the value of underlying collateral, and other assumptions, a Level 3 fair value classification is appropriate.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009

Investment Type	Valuation Methodology
Reverse repurchase agreements	FRIT may enter into reverse repurchase agreements in order to partially finance an investment. For short term reverse repurchase agreements, fair value is assumed to equal the contractual repurchase amount. For longer term reverse repurchase agreements, fair value is calculated using discounted cash flow models. The discount rate is calculated based upon publicly available information on credit spreads for instruments of similar term and credit quality.

ABX Index	The ABX Index comprises a series of credit-default swaps based upon 20 bonds collateralized by subprime mortgages. Price quotes are obtained from a third party pricing service, based on actual observable market trades, and supported by quotes from brokers, and are classified within level 2 of the fair value hierarchy.

Forward foreign currency contracts, foreign currency options and interest rate swaps	These over-the-counter derivative contracts are used for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates or interest rates with respect to certain investments and are valued using industry standard models, with adjustments made for the credit quality of the counterparties or FRIT, if necessary. The primary inputs to these models, foreign currency exchange rates and forward interest rates, are publicly available and therefore these instruments are generally classified within level 2 of the fair value hierarchy.
Foreign Currency — FRIT’s functional and reporting currency is the U.S. dollar. Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. FRIT does not isolate that portion of its results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

Purchases and sales of assets and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are reported as net realized foreign currency gains or losses. Changes in the value of assets and liabilities, other than investments, resulting from exchange rate fluctuations are reported as net unrealized foreign currency gains or losses.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
Federal Income Taxes — No income taxes have been provided for in these consolidated financial statements as FRIT’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to registered investment companies and to distribute all of its taxable income to its members.
Distributions to Members — Distributions to members are recorded when paid, or in the case of an in-kind distribution, when distributed. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.
During the six months ended June 30, 2009, FRIT made a $12.7 million in-kind distribution to Fund I (as discussed in Note 1).
The tax character of these distributions is estimated as follows (in thousands):

Ordinary dividends	$—
Long-term capital gains	12,734
Return of capital	—

$12,734

The tax basis components of distributable earnings, representing the cumulative results of changes in net assets from operations, net of distributions to shareholders, as of the tax year ended December 31, 2008 were as follows (in thousands):

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated net unrealized appreciation	13,279
The accumulated tax unrealized appreciation/depreciation is the difference between the fair market value of the assets and the tax basis of the assets. It differs from the accumulated book unrealized appreciation/depreciation as a result of differences between the cost basis of the assets (calculated based on GAAP) and the tax basis of the assets (calculated based on federal income tax principles).
Security Transactions and Revenue Recognition — FRIT records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities using the effective interest method.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
FRIT does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of the collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, these loans are considered to be non-performing.
Cash and Cash Equivalents and Restricted Cash — FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for transactions or per certain contracts. Substantially all of FRIT’s amounts on deposit with major financial institutions exceed insured limits.
Recent Accounting Pronouncements — In April 2009, the FASB issued FSP FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly.” This FSP provided additional guidance for estimating fair value when the volume or level of activity of an asset or liability have significantly decreased, defined major security types and required additional disclosure concerning fair valuation techniques and inputs.
The fund adopted the provisions of the FSP during the second quarter of 2009. There was no material impact on the fund’s financial condition, liquidity or results of operations upon adoption. These financial statements include the enhanced disclosures required under the FSP.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
3.	FAIR VALUE MEASUREMENTS
The following summarizes the valuation of FRIT’s investments within the fair value hierarchy levels described in Note 2 “Valuation of Investments” at June 30, 2009 (in thousands):

Investment	Underlying Investment	Level 3
Controlled Affiliates — Direct Investments

Common equity in private enterprises:

Real Estate — Commercial	Equity interest in a private enterprise	$550

All investments valued by FRIT using significant Level 3 inputs as described in Note 2 at June 30, 2009 were valued based on internal models.
For the six months ended June 30, 2009, the changes in investments measured at fair value using Level 3 inputs were as follows (in thousands):

				Net Realized
				and
	Underlying	Balance	Net Purchases	Unrealized	Balance
Investment	Investment	January 1, 2009	and (Sales)	Gains (Losses)	June 30, 2009
Controlled Affiliates — Direct Investments

Common equity in private enterprises:

Financial Services	Equity interest in a private enterprise	$13,279	$(12,734)	$(545)	$—

Real Estate — Commercial	Equity interest in a private enterprise	—	—	550	550

		$13,279	$(12,734)	$5	$550

Net realized and unrealized gains and losses recorded for Level 3 investments are included in results of operations on the consolidated statement of operations. The net amount of unrealized gains and (losses) relating to investments still held at the reporting date is $0.6 million.
4.	MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS
Fund I
The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I’s investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I’s day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on Fund I’s behalf, including the costs of legal, accounting and other administrative activities.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
The management fee is calculated at an annual rate of 1.0% of Fund I’s Invested Capital (as defined) or total capital commitments during the Capital Commitment Period (as defined). Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I’s Invested Capital (as defined) based on the size of each Investor’s capital commitment. Holdings and its affiliates are not required to contribute capital to Fund I to fund any portion of the management or administrative fees incurred. The management fee obligation of Fund I is reduced by the Advisory Fee (see below) paid by FRIT each year on a dollar for dollar basis.
During the six months ended June 30, 2009, Fund I incurred $0.2 million of management and administrative fees.
The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis as the return on an investment is realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return on such investment and on all previously liquidated investments. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is “clawed back,” after adjusting for tax in accordance with the operating agreements) to Fund I.
From inception through June 30, 2009, approximately $308.6 million of Incentive Return has been distributed by Fund I. If Fund I was liquidated at its net asset value as of June 30, 2009, $48.5 million of additional Incentive Return would be payable to the Fund I Managing Member.
FRIT
Under an Investment Advisory Agreement between FRIT and FIG Advisors LLC (the “Advisor”), FRIT agreed to pay the Advisor an annual advisory fee (the “Advisory Fee”) in an amount equal to 0.65% of the lesser of FRIT’s (i) invested capital and (ii) average daily net assets (“NAV”), based on FRIT’s invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the six months ended June 30, 2009, no Advisory Fee was incurred and, accordingly, Fund I incurred the full management fee obligation as previously described. The Advisor is an affiliate of the Manager.
Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.
In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT’s operating subsidiary had the opportunity to invest in Fund I by

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2009
purchasing part of Holdings’ investment. The purpose of the program is to align the interests of FCF’s employees and the employees of the Manager with those of Fund I’s Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million was allocated. The Manager paid $0.1 million of the purchase price of these commitments on behalf of employees.
FRIT is party to an agreement (the “Administrative Services Agreement”) between FRIT and other investment vehicles managed by the Manager (the “Managed Funds”) whereby the operating expenses of the Managed Funds’ operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds’ Invested Capital or Capital Commitments, as defined. Such allocations are represented on FRIT’s consolidated statement of operations as: i) expense allocation - compensation and benefits, for FRIT’s proportion of employee costs, including salaries and bonuses; and ii) expense allocation — general and administrative expense, for FRIT’s proportion of non-compensation overhead.
Certain employees of the operating subsidiaries of the Managed Funds receive profit sharing arrangements from the Manager, pursuant to which they receive a portion of the Manager’s Incentive Return. During the six months ended June 30, 2009, the Manager did not incur any amounts payable to these employees under such profit sharing arrangements attributable to the results of operations of FRIT. The Managed Funds and their operating subsidiaries are not required to reimburse the Manager for these expenses and such expenses are excluded from the Administrative Services Agreement among the Managed Funds. Compensation and benefits are therefore presented net of any employee profit sharing accrual. Affiliates of the Manager are the general partner or managing member of each of the Managed Funds. Included in Due to Affiliates is $0.04 million payable to other Managed Funds as a result of allocations under the Administrative Service Agreement. Included in Due from Affiliates is $0.04 million funded by FRIT on behalf of other Managed Funds.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
JUNE 30, 2009
5.	FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2009	Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Disclosure of certain ratios:
Ratio of total expenses to average net assets	2.3%*	0.4%	0.3%	1.7%	0.6%	1.0%
Ratio of net investment income to average net assets	6.2%*	6.2%	1.9%	1.4%	3.7%	3.3%
Portfolio turnover rate***	0.0%	0.0%	4.5%	9.8%	27.1%	8.4%
IRR since inception	31.5%	31.5%	33.1%	37.8%	36.6%	27.8%
Total return	3.0%	(35.9)%	(23.1)%	47.6%	98.9%	76.8%
Per share information:
Net assets, beginning of period	$41.17	$621.78	$1,678.49	$1,234.02	$964.37	$667.63
Net investment income (loss)**	1.24	14.41	23.64	21.08	42.06	26.86
Net realized gain (loss) on controlled affiliate investments**	12.72	26.30	968.07	316.14	78.35	124.93
Net realized gain (loss) on foreign currency forward contracts**	—	—	(29.40)	(38.43)	24.40	(20.15)
Net unrealized gain (loss) on controlled affiliate investments**	(12.73)	(259.86)	(1,321.00)	296.92	775.58	446.13
Net unrealized gain (loss) on foreign currency forward contracts**	—	—	12.51	(15.75)	—	—

Net increase (decrease) in net assets resulting from operations**	1.23	(219.15)	(346.18)	579.96	920.39	577.77
Contributions	—	—	268.04	—	—	99.79
Distributions (includes tax return of capital distributions of $0.00, $317.81, $0.00, $0.00, $552.59 and $241.27, respectively)	(12.73)	(361.46)	(978.57)	(135.49)	(650.74)	(380.82)

Net assets, end of period	$29.67	$41.17	$621.78	$1,678.49	$1,234.02	$964.37

Net assets, end of period (000s)	$29,667	$41,173	$621,782	$1,678,486	$1,234,018	$964,370

*	Annualized.

**	Based on the weighted average number of shares outstanding during the period of 1,000,000.

***	Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates (excluding short-term investments).

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
JUNE 30, 2009
6.	SUBSEQUENT EVENTS
FRIT has evaluated whether any material events have occurred subsequent to the balance sheet date through August 28, 2009, the date that the financial statements were issued. FRIT has determined that no such events have occurred that would require recognition in the financial statements or necessitate additional disclosure.

FORTRESS REGISTERED INVESTMENT TRUST
Supplemental Information (Unaudited)
I. Board of Trustee Information
Aggregate remuneration paid by Fortress Registered Investment Trust (“the Registrant”) during the period January 1, 2009 to June 30, 2009 to all trustees equals $67,375.
The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting
A description of the policies and procedures that Fortress Registered Investment Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC’s website at http://www.sec.gov.
Information regarding how Fortress Registered Investment Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC’s website at http://www.sec.gov.
III. Portfolio Holdings
Fortress Registered Investment Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Registered Investment Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The following table depicts the portfolio holdings of the Registrant as of June 30, 2009, by industry based on the net asset value of each investment:
Commercial Property Company   100%

Item 2. Code of Ethics.
Not required for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
The Schedule of Investments is included as part of the unaudited financial statements. See Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not required for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) There has not been changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affect, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.
(b) Certification pursuant to Rule 30a-2(b) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Fortress Registered Investment Trust

By:	/s/ John Morrissey
Name:	John Morrissey
Title:	Chief Financial Officer
Date:	August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
Name:	Wesley R. Edens
Title:	Chief Executive Officer
Date:	August 28, 2009

By:	/s/ John Morrissey
Name:	John Morrissey
Title:	Chief Financial Officer
Date:	August 28, 2009